Net Income Per Unit (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Net income per unit (Table)

The Two-Class Method was used to calculate EPU as follows:

BASIC and DILUTED	For the six-month periods ended June 30,

Numerators	2021	2020
Partnership’s net income	$46,282	$15,330
Less:
General Partner’s interest in Partnership’s net income	856	282
Partnership’s net income allocable to unvested units	1,014	347
Common unit holders’ interest in Partnership’s net income	44,412	14,701
Denominators
Weighted average number of common units outstanding, basic and diluted	18,086,778	18,194,142
Net income per common unit:
Basic and diluted	$2.46	$0.81